Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
China | China Contribution Plan
Employee benefit plans
Employer contribution under China Contribution Plan	$ 53.6	$ 40.6	$ 31.2
U.S. | 401(k) Savings Plan
Employee benefit plans
Maximum percentage of eligible pretax earnings to be deferred by employees of U.S. subsidiary under 401(k) Savings Plan	100.00%